Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Statements of Operations [Abstract]
Revenue
Cost of revenue
Gross profit (loss)
Operating expenses
Selling expenses	2,348	11,577
General and administrative expenses	5,446,175	4,547,646
Total operating expenses	5,448,523	4,559,223
Loss from operations	(5,448,523)	(4,559,223)
Other income (expenses)
Other income	3,587	868
Other expenses	(174)	(3,231)
Interest income	229	55
Interest expenses	(8,424,794)	(3,199,031)
Total other income (expenses)	(8,421,152)	(3,201,339)
Loss before income taxes	(13,869,675)	(7,760,562)
Income taxes benefit	1,143,595	1,378,700
Net loss	(12,726,080)	(6,381,862)
Other comprehensive loss
Foreign currency translation adjustments	(19,227,596)	(6,649,917)
Comprehensive loss	$ (31,953,676)	$ (13,031,779)
Loss per share - basic and diluted	$ (0.07)	$ (0.04)
Weighted average shares outstanding - basic and diluted	177,459,678	151,682,554